COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 3:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Charges:

As collateral for its liabilities, the Company has recorded floating charges on all of its assets, including the intellectual property and equipment, in favor of banks.

b.	Collateral:

1.
To secure Shagrir's obligations for providing services to several of its customers, Shagrir provided such customers with a bank guarantee in the amount of approximately $2,832, in effect between January 2015 and December 2018.

2.	The Company obtained bank guarantees in the amount of $283 in favor of its lessor, customs and customers.

c.	Royalties:

The Company has undertaken to pay royalties to the BIRD Foundation ("BIRD"), at the rate of 5% on sales proceeds of products developed with the participation of BIRD up to the amount received, linked to the U.S. dollar. The contingent obligation as of June 30, 2015 is $2,444. No royalties were accrued or paid during 2015 and 2014.

d.	Litigation:

As of June 30, 2015, several claims were filed against Shagrir, mainly by customers. The claims are in an amount aggregating to approximately $1,801. The substance of the claims is the malfunction of Shagrir's products, which occurred during the ordinary course of business. Shagrir's management, based on the opinion of its legal counsel, is of the opinion that no material costs will arise to Shagrir in respect of these claims. Therefore, Shagrir has not recorded any provision regarding these claims.

e.	Commitments:

1.
The Company and DBSI Investments Ltd. ("DBSI"), an equity owner in the Company (see Note 6), are parties to a management services agreement pursuant to which DBSI provides management services in consideration of annual management fees of $180. The previous three year agreement commenced on August 1, 2011, and on April 2014, the shareholders of the Company approved an additional three year period commencing August 1, 2015.

f.	Covenants:

In respect of the bank loans provided to the Company for the purpose of funding the 2007 acquisition transaction, pursuant to which the Company acquired the activities and assets of Cellocator Ltd. ("Cellocator") and the acquisition of Pointer Brazil and in connection with the utilization of its credit facilities, the Company is required to meet certain financial covenants as follows:

1.	The ratio of the shareholders’ equity to the total consolidated assets will not be less than 20% and the shareholders equity will not be less than $20,000, starting December 31, 2007.

2.
The ratio of the Company and its subsidiaries' debt (debt to banks, convertible debenture and loans from others that are not subordinated to the bank less cash) to the annual EBITDA will not exceed 4 in 2010 and thereafter.

3.
The ratio of the Company’s debt (debt to banks, convertible debenture and loans from others was not subordinated to the bank less cash) to the annual EBITDA will not exceed 4.2 in 2013-2014, 3.5 in 2015, 3 in 2016 and 2.5 in 2017 and thereafter.

As of June 30, 2015, the Company is in compliance, and expects to remain in compliance, with the financial covenants of its credit facilities in 2015.

Under the credit facility (in respect of the loans denominated in NIS) from the bank, Shagrir is required to meet certain financial covenants as follows:

The ratio of the shareholders’ equity, including loans from shareholders, to the total consolidated assets will not be less than 40%, at any time.

As of June 30, 2015, Shagrir is in compliance and expects to remain in compliance with the financial covenants of its credit facility.

g.
In December 2011 one of the Company's Argentinean subsidiaries received a notification from the C.N.C. (Telecommunication Authority Agency) stating that the subsidiary is subject to a new tax (1% over sales related to data transmission) that had not been applicable to the subsidiary in the past.

As of the issuance of these financial statements, the subsidiary had only answered this notification but plans to appeal in the near future. Management has recorded a provision for the full amount (i.e. capital plus interest of $193).